Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible Assets

16.     INTANGIBLE ASSETS

		Dec. 31, 2024			Dec. 31, 2023
	Historical cost	Accumulated amortization	Net value	Historical cost	Accumulated amortization	Net value
In service
Useful life defined
Temporary easements	15	(8)	7	15	(7)	8
Onerous concession	14	(11)	3	14	(10)	4
Assets of concession	27,594	(11,766)	15,828	25,217	(10,933)	14,284
Assets of concession - GSF	1,031	(467)	564	1,031	(334)	697
Others	174	(90)	84	139	(79)	60
	28,828	(12,342)	16,486	26,416	(11,363)	15,053
In progress	320	-	320	196	-	196
Net intangible assets	29,148	(12,342)	16,806	26,612	(11,363)	15,249

Changes in Intangible assets are as follow:

	Dec. 31, 2023	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2024
In service
Useful life defined
Temporary easements	8	-	-	(1)	-	7
Onerous concession	4	-	-	(1)	-	3
Assets of concession	14,284	24	(62)	(1,000)	2,582	15,828
Assets of concession - GSF	697	-	-	(133)	-	564
Others	60	10	-	(11)	25	84
	15,053	34	(62)	(1,146)	2,607	16,486
In progress	196	214	-	-	(90)	320
Net intangible assets	15,249	248	(62)	(1,146)	2,517	16,806

(1)	The transfers were made between concession contract assets to Intangible assets: in 2024 of R$2,517 (R$1,590 in 2023).

	Dec. 31, 2022	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Others	15	26	(10)	(5)	34	60
	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196
Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

(1)	The transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).
	Dec. 31, 2021	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Other	4	13	-	(3)	1	15
	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206
Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

(1)	The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448.

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 13.

The main amortization rates are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.03% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
20.75%	5.78%	3.41%	3.92%	15.69%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

ReH 2,919/2021 ratified the amounts of the right to compensation for the São Simão, Jaguara, Miranda and Volta Grande plants, which were owned by the Company during the period indicated in Law 14,052/2020 for compensation, but this Law does not specify how this will be carried out in the event of the absence of debts with the Union related to the concession regime determined in the Law. The amounts calculated are:

Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157
Total	1,323

On December 21, 2023, the Company sent correspondence to the Ministry of Mines and Energy, requesting recognition of the absence of a mechanism for compensation, in the hypothesis mentioned above, as well as the updating of the amounts contained in ReH No. 2,919/2021 and their conversion into an agreement to extend the terms of certain power plants under the Company's concession, under the terms of Law No. 14,052/2020.

Considering that there is no legal provision on how to compensate for non-hydrological risks and the Company's right depends on the occurrence of uncertain future events, which are not entirely under its control, the contingent assets relating to the plants listed in the table above were not recognized.

Operating licenses

In compliance with the legal determinations contained in Copam Normative Decision 217/2017, the company's power plants and its subsidiaries have been going through the process of obtaining and renewing operating licenses.

The following facilities have obtained operating licenses: HPP Irapé, HPP Salto Grande, EOL Volta do Rio and HPP Pai Joaquim. Expenditure on environmental conditions, related to legal and regulatory requirements after the start-up of the projects, was estimated and recognized against intangible assets. The estimated costs of environmental conditions were brought to present value considering the incremental rate, taking into account the term of up to 10 years of the operating licenses, the period in which the asset will be amortized.

Accounting policy

These mainly include assets relating to the service concession contracts described above and software. They are measured at total acquisition cost, less amortization expenses and accumulated impairment losses, when applicable.

Any gain or loss resulting from the derecognition of intangible assets, corresponding to the difference between their book value and the net sale value, is recognized in the income statement, in “Other expenses”.

Energy and gas distribution activity

The portion of the concession assets that will be fully amortized during the concession is classified as an intangible asset and amortized over the term of the concession contract, as provided for in IFRIC 12.

Onerous concessions

The information about onerous concessions are disclosed in explanatory note 2.

Estimations and judgments

The annual amortization rates take into account the expected useful life of the assets and reflect their expected consumption pattern and are reviewed annually by Management.

The Company and its subsidiaries have not identified any indications of impairment of their intangible assets.

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

Under the terms of Law 13.203/2015 and subsequent amendments, the hydrological risk was renegotiated, establishing the right to reimbursement for the costs incurred with the GSF, assumed by the owners of the hydroelectric plants participating in the Energy Reallocation Mechanism (Mecanimos de Realocação de Energia, or ‘MRE’) between 2012 and 2017.

The procedure adopted by Aneel for this compensation was to extend the grant periods for these plants. The company therefore recognized an intangible asset representing this right to extend the concessions.

On initial recognition, the fair value of the right to extend the concession was estimated individually for each plant, using the revenue approach, which converts future values into a single current value, discounted by the rate of return approved by Management for the energy generation activity, reflecting current market expectations in relation to future values.

The useful life of the assets that make up property, plant and equipment and intangible assets has been adjusted to the new remaining term of the concession, i.e. the term of the extension of the right to grant the concession has been added to the originally agreed term. Thus, amortization is carried out using the straight-line method until the end of the new concession term.

Impairment

For assets with a defined useful life, if there are indications of impairment, the Company estimates the recoverable value of the asset or CGU and, if the net book value exceeds the recoverable value, an impairment loss is recognized, adjusting the net book value to the recoverable value. In this case, the recoverable amount of an asset or a certain cash-generating unit is defined as the higher of its value in use and its net selling price.